Financial assets and liabilities measured at fair value - Summary of Assets and Liabilities Measured at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 115	€ 78	€ 63
Level 1
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	10,765	6,449	10,022
Total financial liabilities measured at fair value	0	0	0
Level 1 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Contingent consideration arising from acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	387	396	439
Level 1 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	329	447	426
Level 1 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	512	549	454
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	9,537	5,057	8,703
Level 2
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	206	298	82
Total financial liabilities measured at fair value	326	85	297
Level 2 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Contingent consideration arising from acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	232	6	92
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	94	79	205
Level 2 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	3	24
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	206	295	58
Level 2 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	967	883	695
Total financial liabilities measured at fair value	779	714	605
Level 3 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	26	59	104
Level 3 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	204	269	312
Level 3 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	380	354	0
Level 3 | Contingent consideration arising from acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	165	0	0
Level 3 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	4	32	189
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	549	427	149
Level 3 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	115	78	63
Level 3 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	303	378	483
Level 3 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 0	€ 0	€ 0